Cover	Aug. 18, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 18, 2021, we filed a Current Report on Form 8-K to disclose, among other things, the closing of a Stock Purchase Agreement (the “Agreement”) with our company, Global Stem Cells Group Inc. and Benito Novas, as described in Item 2.01 to that report. This Amendment No. 1 to the Current Report on Form 8-K is filed to provide the required financial statements of the business acquired.
Document Period End Date	Aug. 18, 2021
Entity File Number	001-37464
Entity Registrant Name	Meso Numismatics Inc.
Entity Central Index Key	0001760026
Entity Tax Identification Number	88-0492191
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	433 Plaza Real Suite 275
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	800
Local Phone Number	889-9509
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true